Equity	12 Months Ended
Sep. 30, 2023
Equity [Abstract]
EQUITY

20. EQUITY

(a) Ordinary shares

The Company was established under the laws of the BVI on January 24, 2019. The authorized number of Ordinary Shares was 50,000 with par value of $1 per share.

On September 8, 2020, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares of 50,000 to 50,000,000 and decreased the par value of ordinary shares from $1 to $0.001. The Company also registered 50,000,000 shares of par value of $0.001 per share and 10,000 preferred shares of no par value. Then the shareholders surrendered a pro-rata number of ordinary shares of 42,200,000 to the Company for no consideration which were cancelled. Following the surrender, the issued and outstanding ordinary shares were 7,800,000 of par value of $0.001 per share.

On January 28, 2021, the Company closed its initial public offering (“IPO”) with 3,038,500 ordinary shares, of par value $0.001 per share, at $4 per share for $12,154,000 in gross proceeds. The Company raised total net proceeds of $10,845,638 after deducting underwriting discounts, commotions, and offering expenses.

On June 1, 2021, the Company, closed its registered direct public offering of 2,564,102 units (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase 0.7 ordinary share, at $4.68 per Unit for $12,000,000 in gross proceeds. The Company raised $10,881,576 after deducting underwriting discounts, commotions, and offering expenses.

On July 21, 2022, the Company entered into a securities purchase agreement with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Company sold 10,000,000 ordinary shares, (the “Shares”) par value $0.001 per share (the “Ordinary Shares”), at a per share of $0.80 (the “Offering”). The gross proceeds to the Company from the Offering were $8,000,000.

On August 8, 2022, the Company issued 1,000,000 restricted shares for share-based compensation, out of which, 937,500 restricted shares are outstanding and transferred to grantees for the vested restricted shares as of September 30, 2023. On January 13 and March 1, 2023, 1,000,000 and 178,922 restricted shares with service condition were granted to external consultants, respectively, all of which are outstanding and transferred to grantees for the vested restricted shares as of September 30, 2023.

On January 25, 2023, the Company entered into an equity transfer agreement with the Sellers, for the transfer of 100% of the equity interests in and all assets in Changzhou Sixun to Jiangsu New Energy, for RMB59,400,000, of which (i) RMB5,000,000 was to be paid in cash, and (ii) the remaining RMB54,400,000 ($8,080,448) which is to be paid by issuing additional ordinary shares of the Company, with a selling restriction period of six months. On the same day, the Company issued 7,667,943 ordinary shares to the Sellers, which had a value of $8,080,448, equivalent to RMB54,400,000.

On March 9, 2023, the Company entered into a securities purchase agreement with certain Purchasers, in connection with the offer and sale of 18,000,000 ordinary shares, par value US$0.001 per share, of the Company at $0.80 per share. The gross proceeds to the Company from the Offering were $14,400,000.

On April 7, 2023, the board of directors of the Company approved a change of the maximum number of shares the Company is authorized to issue from 100,010,000 shares divided into two classes as follows: (a) up to 100,000,000 ordinary shares with a par value of US$0.001 each, and (b) up to 10,000 preferred shares of no par value, to 500,010,000 shares divided into two classes as follows: (a) up to 500,000,000 ordinary shares with a par value of US$0.001 each, and (b) up to 10,000 preferred shares of no par value.

On June 6, 2023, the Company entered into a securities purchase agreement with certain Purchasers, in connection with the offer and sale of 10,000,000 units of its securities (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase one ordinary share at $1.20 per share, at an offering price of $0.85 per Unit for a total $8,500,000 in gross proceeds.

On September 11, 2023, the Company entered into a securities purchase agreement with certain Investors, in connection with the offer and sale of 8,498,125 unit of its securities (each, a “Unit”), at a combined offering price of $1.13 per Unit, with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant (“Common Warrant”) to purchase four exchange warrants (the “Exchange Warrants,” together with the Common Warrants, the “Warrants”) each exercisable for one ordinary share at $1.13 per ordinary share, by which the Investors can purchase up to 33,992,500 Ordinary Shares. In addition to the customary cashless exercise rights provided in both the Common Warrants and the Exchange Warrants, the Exchange Warrants will also provide an alternate right to exercise on a cashless basis and receive the total number of ordinary shares which the holder would have received if exercised, in full, for cash.

Relating to the Offering on September 11, 2023, the Company also entered into a Placement Agency Agreement (the “PAA”) with Aegis Capital Corp. (the “Placement Agent”), which is the sole placement agent for the Offering. The Company will pay the Placement Agent a cash fee of $800,000, which is 8% of the gross proceeds of (i) the Offering and (ii) an additional $397,119 of gross proceeds from one of the Investors in connection with a closing on the sale of 351,433 ordinary shares on September 11, 2023, in connection with which the Placement Agent also acted as the sole placement agent. The Company raised total net proceeds of $8,948,982 after deducting underwriting discounts, legal fees, and other offering expenses.

During the year ended September 30, 2023, 1,794,871 common warrants from the direct public offering on June 1, 2021, and 10,000,000 common warrants from the offering on June 6, 2023 were exercised via cashless option by the investors for 806,243 and 4,942,904 ordinary shares of the Company, respectively; and 6,523,272 common warrants from the offering on September 11, 2023 were purchased for 26,093,088 exchange warrants, which were further exercised via cashless option by the investors for 26,093,088 ordinary shares of the Company.

(b) Statutory reserve and restricted net assets

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The Company’s restricted net assets, comprising of the registered paid-in capital and statutory reserve of Company’s PRC subsidiaries and VIE and VIE’s subsidiaries, were $29,242,499 and $26,912,729 as of September 30, 2022 and 2023, respectively.

(c) Receivables from a shareholder

Receivables from a shareholder as of September 30, 2022 and 2023 included the loans to Mr. Henglong Chen, the former Chairman of Board of the Company, were $98,791, and nil, respectively. Mr. Henglong Chen repaid the due balance and was no longer the significant shareholder of the Company since March 31, 2023.

(d) Warrant

In January 2021, the warrant shares were granted to an underwriter to purchase 303,850 ordinary shares at $4.40 per share. The warrant shares can be purchased in cash or via the cashless exercise option. The warrant holders exercised 303,850 warrants via cashless option to receive 224,289 ordinary shares for free.

In June 2021, warrant shares were granted to investors in the Company’s direct public offering to purchase 1,794,871 ordinary shares at $4.68 per share. The investors exercised 1,794,871 warrants via cashless option to receive 806,243 ordinary shares for free during the year ended September 30, 2023. Warrants shares were also granted to FT Global Capital, Inc. to purchase 217,948 ordinary shares at $5.85 per share, which were expired on June 1, 2023.

In June 2023, warrant shares were granted to investors in the Company’s direct public offering to purchase 10,000,000 ordinary shares at $1.20 per share. In August 2023, the investors exercised 10,000,000 warrants via cashless option to receive 4,942,904 ordinary shares for free. In September 2023, 8,498,125 common warrants were granted to investors in the Company’s public offering with each common warrant to purchase four exchange warrants, by which the investors can purchase up to 33,992,500 ordinary shares at $1.13 per share. In the same month, the investors exercised 26,093,088 exchange warrants via cashless option to receive 26,093,088 ordinary shares for free.

As of September 30, 2023, there were 7,899,412 warrant shares granted to investors left unexercised, which are exercisable before September 11, 2026.

Following table summarizes the movement of warrant activities during the year ended September 30, 2023:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of September 30, 2022	2,012,819	$4.81	0.67	$-
Warrants Exercisable as of September 30, 2022	2,012,819	$4.81	0.67	$-
Warrants Granted	43,992,500	1.15	2.44	-
Warrants Exercises	(37,887,959)	1.32	-	-
Warrants Expired	(217,948)	5.85	-	-

Warrants Outstanding as of September 30, 2023	7,899,412	1.13	2.95	-
Warrants Exercisable as of September 30, 2023	7,899,412	1.13	2.95	-

(e) Non-controlling interests

As of September 30, 2023, the Company’s non-controlling interests included a 19.13% equity interest of Hengmao, 49% equity interest of Cenbird E-Motorcycle, which was acquired on September 10, 2019, and 40% equity interest of Changzhou Higgs, which was acquired on January 25, 2023. Non-controlling interests of Tianjin Dilang was derecognized after the disposal of 80% equity interest of Tianjin Dilang.